Benefit Plans - Weighted-Average Assumptions Used to Determine Domestic Benefit Obligations (Detail) (Defined Benefit Plan Benefit Obligations)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.63%	4.51%	3.67%
Rate of compensation increase	4.00%	4.00%	4.37%
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.04%	4.13%	3.85%
Rate of compensation increase	2.95%	3.02%	3.02%
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	4.35%	3.40%
Rate of compensation increase	0.00%	0.00%	0.00%